INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX

23. INCOME TAX

The Company’s provision for (recovery of) income tax differs from the amount computed by applying the combined Canadian federal and provincial income tax rates to income (loss) before income tax as a result of the following:

	2021	2020
	$	$
Statutory tax rates	26.5%	26.5%

Income tax (recovery) computed at the statutory rates	(13,964)	(3,243)
Non-deductible items	1,210	(1,996)
Change in tax benefit not recognized	18,501	9,098
Foreign tax differentials	(1,028)	(355)
Other	259	112
Special mining royalty	100	167
Provision for income taxes	5,078	3,783

The tax provision calculation applies enacted or substantively enacted tax rates of 26.5% in Canada and 30% in Mexico (both being tax rates as of 2020).

The 7.5% mining royalty in Mexico is treated as an income tax in accordance with IFRS for financial reporting purposes, as it is based on a measure of revenue less certain specified costs. On substantive enactment, a taxable temporary difference arises, as certain mining assets related to extractive activities have a book basis but no tax basis for purpose of the royalty.

Provision for income taxes consists of the following:

	2021	2020
	$	$
Current income taxes	270	305
Deferred income taxes	4,808	3,478
	5,078	3,783

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

The following table reflects the Company’s deferred income tax assets (liabilities):

	2021	2020
	$	$
Non-capital losses carried forward	1,712	1,521
Resource related assets	-	1,285
Property, plant and equipment	-	2,079
Deferred income and other	-	1
Accrued revenue	-	26
Prepaid expenses, deposits and other	(1,844)	233
Net Capital Losses	132	-
Deferred tax assets	-	5,145

Prepaid expenses, deposits and other	(612)	(611)
Special mining royalty	-	(318)
Deferred tax liabilities	(612)	(929)

Net deferred tax (liablities) assets	(612)	4,216

The Company recognized net deferred tax liability of $612 as at December 31, 2021 (as at December 31, 2020 – net deferred tax asset of $4,216).

The following temporary differences have not been recognized in the consolidated financial statements.

	2021	2020
	$	$
Non-capital losses carried forward	55,573	57,299
Capital losses	3,613	1,214
Resource related deductions	31,204	22,510
Share issuance costs	1	9
Property, plant and equipment	12,043	206
Prepaid expenses, deposits and other	31,420	2,160
	133,854	83,398

As at December 31, 2021, the Company has non-capital losses to be carried forward and applied against taxable income of future years. The non-capital losses have expiry dates as follows:

	2021	2020
	$	$
2021	1,426	1,471
2022	-	-
2023	-	-
2024 and thereafter	60,593	62,678
	62,018	64,149

As at December 31, 2021, the Company has Canadian capital losses of $8,226 (as at December 31, 2020 – $8,439) that may be carried forward indefinitely and applied against capital gains of future years. The Company also has loss carryforwards of $2,138 for U.S. tax purposes. Of this amount, $433 expires between 2033 and 2037 fiscal years, and $1,705 is not subject to expiration.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

At December 31, 2021, $nil (as at December 31, 2020 – $nil) was recognised as a deferred tax liability for taxes that would be payable on the unremitted earnings of certain of the Company’s subsidiaries as the Company has determined that undistributed profits of its subsidiaries will not be distributed in the foreseeable future; and the investments are not held for resale and are expected to be recouped by continued use of these operations by the subsidiaries. The amount of temporary differences not booked for these unremitted earnings at December 31, 2021 is $4,527 (as at December 31, 2020 – $4,887).